RECENT ACCOUNTING PRONOUNCEMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
ASC 606 has been applied to those contracts that were not completed at the date of initial application. The cumulative effect of the adjustments made to our condensed consolidated statement position at January 1, 2018 from the adoption of ASC 606 was as follows:

Condensed Consolidated Balance Sheet

(in thousands of $)	December 31, 2017	Adjustments for ASC 606	January 1, 2018
Assets
Voyages in progress	38,254	(20,303)	17,951
Other current assets	13	3,071	3,084
Liabilities
Accrued expenses	38,809	(601)	38,208
Equity
Accumulated deficit	(272,503)	(16,631)	(289,134)

The impact of the adoption of ASC 606 on our condensed consolidated balance sheets, condensed consolidated income statements of operations and condensed consolidated statements of cash flow for 2018 were as follows:

Condensed Consolidated Statement of Financial Position

	Balance at December 31, 2018
(in thousands of $)	As reported	Adjustments for ASC 606	Balance without ASC 606
Assets
Voyages in progress	59,437	(31,850)	91,287
Other current assets	5,359	5,410	(51)
Liabilities
Accrued expenses	37,031	(959)	37,990
Equity
Accumulated deficit	(295,118)	(25,481)	(269,637)

Condensed Consolidated Income Statement

	For the period ended December 31, 2018
(in thousands of $)	As reported	Adjustments for ASC 606	Balance without ASC 606
			—
Voyage charter revenues	690,901	(11,548)	702,449
Voyage expenses and commission	377,772	(2,698)	380,470
Net (loss) income	(8,398)	(8,850)	452
			—
Basic and diluted loss per share attributable to the Company	(0.05)	0.05	—

Condensed Consolidated Statement of Cash Flows

	For the period ended December 31, 2018
(in thousands of $)	As reported	Adjustments for ASC 606	Balance without ASC 606
Net loss	(8,398)	(8,850)	452
Change in operating assets and liabilities	(38,695)	8,850	(47,545)
Net cash provided by operating activities	46,171	—	46,171